Hierarchy and fair value of financial instruments (Details Textuals) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Hierarchy and fair value of financial instruments [Line Items]
Derivative financial asset liabilities	$ (20,113)	$ 68,736
Sociedad Minera Cerro Verde S.A.A. [Member]
Hierarchy and fair value of financial instruments [Line Items]
Derivative financial asset liabilities	$ 20,100	$ 68,700